Equity Transactions (Details) (USD $)	0 Months Ended	1 Months Ended				1 Months Ended		0 Months Ended		1 Months Ended				1 Months Ended	0 Months Ended	1 Months Ended
	Nov. 02, 2007	Oct. 30, 2007	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Apr. 30, 2011 Technology Crossover Ventures [Member]	Dec. 18, 2007 The Amended And Restated Certificate Of Incorporation [Member]	Jan. 02, 2008 Redeemable Convertible Series C Preferred Stock [Member]	Nov. 05, 2007 Redeemable Convertible Series C Preferred Stock [Member]	Apr. 30, 2011 Restricted Stock Awards [Member] Technology Crossover Ventures [Member]	Sep. 30, 2011 Series A Special Stock [Member]	Jun. 30, 2011 Series A Special Stock [Member]	Jun. 30, 2010 Series A Special Stock [Member]	Dec. 18, 2007 Private Placement Of Shares [Member]	Nov. 06, 2007 Private Placement Of Shares [Member]	Dec. 31, 2007 Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse stock split of common stock share basis		1-for-5.1
Adjusted of common stock shares authorized	33,362,500
Common stock, shares authorized			100,000,000	100,000,000	100,000,000		100,000,000
Preferred stock, shares authorized							10,000,000
Cash dividend paid									$ 6,400,000
Percentage of declared dividend rate								10.00%
Accrued cash dividend									5,000,000
Shares issued under initial public offering														833,333		4,450,000
Shares issued under initial public offering, price per share														$ 18.00		$ 18.00
Gross proceeds from issuance of shares															15,000,000	80,100,000
Net proceeds from issuance of initial public offering after deducting underwriting discounts and commissions and offering costs																71,000,000
Underwriters discount and commissions																5,600,000
Other offering cost																3,500,000
Aggregate common stock shares available after conversion of preferred stock outstanding upon closing of IPO																19,879,675
Issuance of restricted stock under private placement, shares										4,000,000
Restricted common stock sold under private placement, price per share						$ 31.46
Gross proceeds from sale of unrestricted common stock										$ 125,800,000
Special stock shares issued											2,750,000	2,750,000	0